STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8000

November 4, 2009

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

             Re:          Delaware Group Equity Funds III (the “Trust”)
                            File Nos. 002-28871 and 811-01485
                            Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 76 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on October 28, 2009.

     Please direct any questions or comments relating to this certification to me at (215) 564-8099.

                                                                                                          Very truly yours,

                                                                                                          /s/ Jonathan M. Kopcsik
                                                                                                          Jonathan M. Kopcsik

cc: David F. Connor, Esquire
     Bruce G. Leto, Esquire